Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of borrowings

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Innovation credit	3,907	2,770
Accrued interest on innovation credit	645	307
Convertible loans	38,925	13,812
Accrued interest on convertible loans	613	435
Total borrowings	44,090	17,324
Current portion	(4,771)	(1,135)
Total non-current borrowings	39,319	16,189

Schedule of reconciliation of movements of liabilities to cash flows arising from financing activities

	Innovation	Convertible	Lease
	credit	loans	liability

	(€ in thousands)
Balance at January 1, 2020	10,315	2,737	508
Changes from financing cash flows
Proceeds from borrowings	579	—	—
Proceeds from convertible loans	—	13,791	—
Repayment of lease liability	—	—	(605)
The effect of changes in foreign exchange rates	—	(580)	—
Other changes			—
Interest expense	606	1,054	—
Interest paid	—	(716)	—
Waiver of innovation credit	(8,423)	—	—
Conversion into equity	—	(272)	—
Transaction costs	—	(670)	—
Proceeds recognized as derivative financial liabilities	—	(817)	—
Proceeds recognized in equity as option premium on convertible loans	—	(280)	—
Share-based repayment of lease liability	—	—	(542)
New leases	—	—	16,332
Effect of lease modifications	—	—	1,260

Balance at January 1, 2021	3,077	14,247	16,953
Changes from financing cash flows
Proceeds from borrowings	1,137	—	—
Proceeds from convertible loans	—	26,520	—
Repayment of lease liability	—	—	(820)
The effect of changes in foreign exchange rates	—	590	—
Other changes
Interest expense	338	1,877	—
Interest paid	—	(1,216)	—
Transaction costs	—	(148)	—
Proceeds recognized as derivative financial liabilities	—	(1,186)	—
Proceeds recognized in equity as option premium on convertible loans	—	(1,146)	—
Share-based repayment of lease liability	—	—	(387)
New leases	—	—	121
Effect of lease amendments	—	—	415

Balance at December 31, 2021	4,552	39,538	16,282